Dec. 30, 2024
Quantitative U.S. Large Cap Core Equity Portfolio
Quantitative U.S. Large Cap Core Equity Portfolio
Quantitative U.S. Small Cap Equity Portfolio
Quantitative U.S. Small Cap Equity Portfolio
Quantitative International Equity Portfolio
Quantitative International Equity Portfolio
Quantitative U.S. Long/Short Equity Portfolio
Quantitative U.S. Long/Short Equity Portfolio
Quantitative U.S. Total Market Equity Portfolio
Quantitative U.S. Total Market Equity Portfolio
Quantitative U.S. Large Cap Growth Equity Portfolio
Using quantitative analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, such as common stocks, of large cap companies tied economically to the U.S. that are “growth companies.” Glenmede Investment Management LP (the “Advisor”) considers a company to be tied economically to the U.S. if the company: 1) is organized under the laws of the U.S., 2) maintains its principal place of business in the U.S., 3) is traded principally in the U.S. or 4) at the time of purchase, is included in a U.S. equity index managed by S&P Global Ratings (“S&P”) or FTSE Russell (“Russell”). Large cap companies include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the Russell 1000® Index. That capitalization range was $2.4 billion to $2.89 trillion as of April 30, 2024. The Advisor considers “growth companies” to be those companies that are included in the Russell 1000® Growth Index.
Quantitative U.S. Large Cap Value Equity Portfolio
Using quantitative analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in common stocks of large cap companies tied economically to the U.S. that are “value companies.” The Advisor considers a company to be tied economically to the U.S. if the company: 1) is organized under the laws of the U.S., 2) maintains its principal place of business in the U.S., 3) is traded principally in the U.S. or 4) at the time of purchase, is included in a U.S. equity index managed by S&P Global Ratings (“S&P”) or FTSE Russell (“Russell”). Large cap companies include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the Russell 1000® Value Index. That capitalization range was $270.2 million to $773.4 billion as of December 31, 2023. The Advisor considers “value companies” to be those that are included in the Russell 1000® Value Index.